Prepayments, Deposits and Other Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments Deposits And Other Assets Net [Abstract]
Schedule of prepayments, deposits and other assets, net
	As of December 31,
	2020	2019

Security deposits (1)	$385,607	$755,886
Advances to suppliers	1,508,022	31,449
Advances to employees	215,735	18,159
Prepaid expense	293,573	377,501
Others	288,464	158,554
	2,691,401	1,341,549
Less: Long term portion	(385,607)	(759,397)
Allowance for doubtful accounts	(306,513)	(31,139)
Prepayments, deposits and other assets – current portion	$1,999,281	$551,013
(1)	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Schedule of allowance for doubtful accounts
	As of December 31,
	2020	2019	2018

Beginning balance	$31,139	$14,047	$19,422
Provision(recovery) for doubtful accounts	258,280	17,400	(4,510)
Foreign currency translation adjustments	17,094	(308)	(865)
Ending balance	$306,513	$31,139	$14,047